Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2020
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	March 31,	December 31,
	2020	2019
Equity securities
Fair value at beginning of period	$177,945	$287,638
Decrease in fair value	(44,726)	(109,693)
Fair value at balance sheet date	$133,219	$177,945